Debt facilities	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Debt facilities

Note 8 — Debt facilities

The Company’s outstanding debt instruments as of June 30, 2021 and December 31, 2020 are as follows:

	June 30, 2021	December 31, 2020
Term loan	$49,000,000	$49,000,000
PPP small business loan	3,193,300	3,193,300
Total outstanding principal amount	52,193,300	52,193,300
Less unamortized debt issuance fees	1,006,148	1,173,330
Less current maturities	19,526,633	10,323,138
Total long-term debt	$31,660,519	$40,696,832

Term loan

On June 19, 2019, the Company entered into a term loan agreement that provides for senior secured term loan facilities of up to $44.0 million, and on November 25, 2020, the maximum borrowings were increased to $49.0 million. $40.0 million of the principal amount was outstanding as of June 30, 2020. The Company drew on the remaining amount of the commitment of $9.0 million as of December 31, 2020. The term loan bears interest on the total outstanding balance at 12% per annum and is secured by certain qualifying assets of the Company. Principal payments are due in equal monthly installments beginning on July 1, 2021, and the term loan matures on June 19, 2024. These provisions expire on the earlier of loan termination, when the facility is fully drawn on, or two years after the closing date. As of June 30, 2021 and December 31, 2020, $49.0 million of the principal was outstanding, and there was a debt discount of $1.0 million and $1.2 million, related to debt issuance costs, respectively. As of June 30, 2021 and December 31, 2020, accrued interest was $35.1 thousand and $1.4 million, respectively.

As of June 30, 2021, the lenders agreed to waive their right to call the debt as a result of violations of certain covenants.

PPP Loan

In April 2020 the Company applied for and received a small business loan of $3.2 million through the PPP. The loan principal and accrued interest are forgivable so long as the borrower maintains its payroll levels and uses the loan proceeds for eligible purposes during the covered period following disbursement, such as payroll, benefits, rent and utilities. Subject to certain qualifications and exclusions, the amount of loan forgiveness is reduced if the borrower terminates employees or reduces salaries during the covered period. Any portion of the loan that is not forgiven will carry interest at the stated rate of 1% per annum, and equal installment payments would be due monthly. Although the Company expects to receive full forgiveness for the loan as the entire amount was used for eligible expenses under the program, the Company plans to repay the PPP Loan.

Term loan and PPP Loan payments by period as of June 30, 2021 are as follows:

Fiscal Year
Remainder of 2021	$9,244,903
2022	18,448,397
2023	16,333,333
2024	8,166,667
2025	—
$52,193,300

Convertible notes

During the six months ended June 30, 2020, the Company issued convertible notes with a total original principal amount of $9.5 million to investors. Subsequent to June 30, 2020 through December 31, 2020, the Company issued convertible notes with a total original principal amount of $20.7 million. The convertible notes accrued interest at a rate of 8% per annum and had an original maturity date of September 2021.

As of December 31, 2020, all outstanding principal amounts and accrued but unpaid interest were automatically converted into shares of Series D-1 Preferred Stock upon the closing of the Company’s sale of the Series D Preferred Stock. The Company issued to the holders of the convertible notes a number of shares of Series D-1 Preferred Stock calculated by dividing the outstanding principal amount and accrued but unpaid interest by the conversion price of $3.77 per share, calculated at a 26% discount to the fair value of the Series D Preferred Stock (see Note 10 — Redeemable convertible preferred stock for the amount and description of Series D-1 Preferred Stock issued upon conversion of the convertible notes).

Financing obligations

For one customer, the Company has entered into multiple contracts to sell media-enabled charging stations and also leaseback the digital media screens for a period of up to 10 years. The leaseback of the digital media screen is in excess of its useful life of 5 years. Therefore, the consideration received equal to relative standalone selling price for the digital media screens has been recorded as a financing transaction. This financing arrangement has been amortized over its 5 year term at the Company’s incremental borrowing rate at the time of the transaction. As of June 30, 2021 and December 31, 2020, the current portions of the financing obligation were $0.8 million and $0.7 million which were included within accrued expenses and other current liabilities. Non-current portions as of June 30, 2021 and December 31, 2020 were $3.5 million and $3.8 million, respectively, which were included within other non-current liabilities on the consolidated balance sheets. The Company’s incremental borrowing rate for each of these transactions has ranged between 10.3%–16.7%.

As of June 30, 2021 future payments under financing obligations were as follows:

Fiscal Year
Remainder of 2021	$573,803
2022	1,326,390
2023	1,330,651
2024	1,165,122
2025	751,928
Thereafter	294,072
Total future payments	5,441,966
Less amount representing interest	1,170,831
Total financing obligations	$4,271,135

Note 7 — Debt facilities

The Company’s outstanding debt instruments as of December 31, 2020 and 2019 are as follows:

	December 31,
	2020	2019
Term loan	$49,000,000	$24,000,000
PPP small business loan	3,193,300	—
Total outstanding principal amount	52,193,300	24,000,000
Less unamortized debt issuance fees	1,173,330	818,760
Less current maturities	10,323,138	—
Total long-term debt	$40,696,832	$23,181,240

Term loan

On June 19, 2019, the Company entered into a term loan agreement that provides for senior secured term loan facilities of up to $44.0 million, of which $20.0 million was available and was drawn upon at the close of the agreement and the Company drew down an additional $4.0 million on the loan facility during September 2019, which resulted in $24.0 million of the principal amount outstanding as of December 31, 2019. On November 25, 2020, the maximum borrowings were increased to $49.0 million. The Company drew on the remaining amount of the commitment of $25.0 million during the year ended December 31, 2020. The term loan bears interest on the total outstanding balance at 12% per annum and is secured by certain qualifying assets of the Company. Principal payments are due in equal monthly installments beginning on July 1, 2021, and the term loan matures on June 19, 2024. These provisions expire on the earlier of loan termination, when the facility is fully drawn on, or two years after the closing date. As of December 31, 2020 and 2019, principal amounts of $49.0 million and $24.0 million were outstanding, and there was a debt discount of $1.2 million and $0.8 million related to debt issuance costs, respectively. As of December 31, 2020 and 2019, accrued interest was $1.4 million and $0.7 million, respectively.

The term loan agreement contains certain covenants pertaining to reporting and financial requirements, as well as negative and affirmative covenants. If the Company does not meet its reporting requirements, the lenders have the right to request remedies, including an increase in the interest rate by 3.0% per annum, and an option to call the loan in the event of default. The Company was in compliance with all covenant requirements as of December 31, 2019. Subsequent to 2019, the Company was not in compliance with certain financial and reporting requirements for the month of June 2020. In August 2020 and November 2020, the lenders agreed to waive their right to call the debt as a result of those violations. In December 2020, the Company was in compliance with all covenants.

PPP Loan

In April 2020 the Company applied for and received a small business loan of $3.2 million through the PPP. The loan principal and accrued interest are forgivable so long as the borrower maintains its payroll levels and uses the loan proceeds for eligible purposes during the covered period following disbursement, such as payroll, benefits, rent and utilities. Subject to certain qualifications and exclusions, the amount of loan forgiveness is reduced if the borrower terminates employees or reduces salaries during the covered period. Any portion of the loan that is not forgiven will carry interest at the stated rate of 1% per annum, and equal installment payments would be due monthly. Commencing November 2020, the Company is required to repay the loan in equal monthly payments with the final payment due upon maturity of the loan in April 2022. Although the Company expects to receive full forgiveness for the loan as the entire amount was used for eligible expenses under the program, the Company plans to repay the PPP Loan.

Term loan and PPP Loan payments by period as of December 31, 2020 are as follows:

Year Ending December 31,
2021	$10,323,138
2022	18,731,273
2023	16,333,333
2024	6,805,556
2025	—
$52,193,300

Convertible notes

During the periods of March 2020 through October 2020, the Company issued convertible notes with a total original principal amount of $30.2 million to investors. The convertible notes accrued interest at a rate of 8% per annum and had an original maturity date of September 2021.

As of December 31, 2020, all outstanding principal amounts and accrued but unpaid interest were automatically converted into shares of Series D-1 Preferred Stock upon the closing of the Company’s sale of the Series D Preferred Stock. The Company issued to the holders of the convertible notes a number of shares of Series D-1 Preferred Stock calculated by dividing the outstanding principal amount and accrued but unpaid interest by the conversion price of $3.77 per share, calculated at a 26% discount to the fair value of the Series D Preferred Stock (see Note 9 – Redeemable convertible preferred stock for the amount and description of Series D-1 Preferred Stock issued upon conversion of the convertible notes).

Financing obligations

For one customer, the Company has entered into multiple contracts to sell media-enabled charging stations and also leaseback the digital media screens for a period of up to 10 years. The leaseback of the digital media screen is in excess of its useful life of 5 years. Therefore, the consideration received equal to the relative standalone selling price for the digital media screens has been recorded as a financing transaction. This financing arrangement has been amortized over its 5-year term at the Company’s incremental borrowing rate at the time of the transaction. As of December 31, 2020 and 2019, the current portions of the financing obligation were $0.7 million and $0.3 million which were included within accrued expenses and other current liabilities. Non-current portions were $3.8 million and $4.1 million which were included within other non-current liabilities on the consolidated balance sheets, respectively. The Company’s incremental borrowing rate for each of these transactions has ranged between 10.32%-16.68%.

As of December 31, 2020 future payments under financing obligations were as follows:

Year Ending December 31,
2021	$1,169,175
2022	1,346,001
2023	1,336,393
2024	1,170,864
2025	757,670
Thereafter	178,723
Total future payments	5,958,826
Less amount representing interest	1,391,880
Total financing obligations	$4,566,946